Other non-current assets (Details) - USD ($) $ in Millions		Mar. 13, 2017	Dec. 31, 2016	Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets			$ 84							$ 92
Deferred mobilization costs			14							32
Receivable from shipyard	[1]		0							199
Other			3							8
Total other non-current assets			101	$ 320		$ 319		$ 322		331	[2]
Subsequent Event [Line Items]
Receivable from ship-yard	[3]		$ 170							$ 0
Subsequent Event | West Mira
Subsequent Event [Line Items]
Receivable from ship-yard		$ 170

[1]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and has been reclassified to current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and was reclassified from other non-current assets to other current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information.